Financial Assets at Amortized Cost - Summary of Financial Assets at Amortized Cost (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)
Financial Instruments At Amortised Cost Category [Line Items]
Time deposits	$ 41,066	$ 98,731		$ 1,341
Restricted bank deposits	37,411	37,362		$ 1,222
Interest income	1,861	587	$ 1,187
Time Deposits
Financial Instruments At Amortised Cost Category [Line Items]
Time deposits	41,066	98,731
Restricted Bank Deposits
Financial Instruments At Amortised Cost Category [Line Items]
Restricted bank deposits	$ 37,411	$ 37,362